Supplementary Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Supplementary cash flow information:
Cash paid for interest	$ 191,259	$ 155,263
Cash paid for income taxes, net of tax refund	225,740	229,128
Cash inflow for income taxes from stock option exercises	3,933	3,277
Supplemental disclosures of cash flow information, details for acquisitions:
Assets acquired	(130,864)	(2,337,691)
Liabilities assumed	17,173	226,377
Noncontrolling interest	5,570	95,418
Notes assumed in connection with acquisition	11,683	15,102
Noncontrolling Interest Subject To Put Provisions	15,320	87,201
Cash Paid	(81,118)	(1,913,593)
Less cash acquired in acquisition	5,139	170,301
Net cash paid for acquisitions	(75,979)	(1,743,292)
CashPaidForInvestments	(22,894)	(390)
Cash Paid For Intangible Assets	(2,936)	(4,497)
Cash Paid For Acquisitions And Investments Net Of Cash Acquired And Purchases Of Intangible Assets	$ (101,809)	$ (1,748,179)